Commitments and Contingencies - Environmental Reserves Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Balance at beginning of period	$ 577	$ 1,469	$ 1,747
Charged to costs and expenses	2,852		193
Payments	(1,337)	(892)	(471)
Balance at end of period	$ 2,092	$ 577	$ 1,469